UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2013

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.

December 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--154.2%	Rate (%)	Date	Amount ($)		Value ($)
Arizona--9.7%
Barclays Capital Municipal Trust
Receipts (Series 21 W) (Salt
River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue)	5.00	1/1/38	9,998,763	a,b	10,336,613
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue
(Prerefunded)	7.00	1/1/14	2,000,000	c	2,000,000
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	d	1,569,360
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	1,000,000		1,016,370
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	2,300,000		2,350,324
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	490,000		470,640
California--24.0%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,388,648
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,436,113
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,547,920
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,852,525
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/41	750,000	d	825,173
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,215,740
JPMorgan Chase Putters/Drivers
Trust (Series 3869) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.25	5/15/18	10,000,000	a,b	10,696,500
JPMorgan Chase Putters/Drivers
Trust (Series 4414) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.00	5/15/21	4,000,000	a,b	4,023,560

JPMorgan Chase Putters/Drivers
Trust (Series 4421) (The
Regents of the University of
California, General Revenue)	5.00	5/15/21	3,750,000	a,b,d	3,941,700
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000		2,499,660
Santa Ana Community Redevelopment
Agency, Tax Allocation Revenue
(Merged Project Area)	6.75	9/1/28	3,000,000		3,438,030
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		2,494,905
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000		1,689,210
Colorado--6.6%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000	d	1,687,350
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,026,210
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,023,530
JPMorgan Chase Putters/Drivers
Trust (Series 4386) (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	2,550,000 a,b,d		2,643,228
RIB Floater Trust (Barclays Bank
PLC) (Series 25 U-1) (Colorado
Springs, Utilities System
Improvement Revenue)	5.00	11/15/43	4,000,000	a,b	4,157,800
University of Colorado Regents,
University Enterprise Revenue	5.38	6/1/38	1,500,000	d	1,641,510
District of Columbia--4.0%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) (District
of Columbia, Income Tax
Secured Revenue)	5.00	12/1/35	6,999,163	a,b	7,395,783
Florida--7.3%
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000		4,701,415
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	2,500,000		2,752,050
Palm Beach County Health
Facilities Authority, Revenue
(The Waterford Project)	5.88	11/15/37	2,400,000		2,372,496
Saint Johns County Industrial
Development Authority, Revenue

(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,550,375
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000		1,055,820
Georgia--1.9%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	3,000,000		3,441,030
Hawaii--1.4%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000		2,580,792
Illinois--4.9%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,000,000		1,032,960
Chicago,
GO	5.00	1/1/24	1,000,000		1,038,730
Illinois,
GO	5.00	8/1/24	1,000,000		1,047,390
JPMorgan Chase Putters/Drivers
Trust (Series 4360) (Greater
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Bonds)	5.00	12/1/19	2,500,000	a,b	2,612,875
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000		2,178,120
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.13	4/1/36	1,000,000	d	1,022,080
Iowa--1.4%
Iowa Student Loan Liquidity
Corporation, Student Loan
Revenue	5.75	12/1/28	2,480,000	d	2,527,988
Louisiana--.6%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000		1,075,130
Maine--.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000		1,371,400
Maryland--3.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4422) (Mayor and
City Council of Baltimore,
Project Revenue (Water
Projects))	5.00	7/1/21	2,000,000	a,b	2,080,640
Maryland Economic Development

Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		1,009,170
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,928,650
Massachusetts--11.3%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
(Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000	a,b,d	10,473,600
JPMorgan Chase Putters/Drivers
Trust (Series 4395)
(University of Massachusetts
Building Authority, Project
and Refunding Revenue)	5.00	5/1/21	3,698,335 a,b,d		3,849,221
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	1,500,000		1,721,595
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,500,000	d	2,410,125
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,000,000	d	2,180,040
Michigan--8.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	2,140,000		2,276,489
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,500,000		1,363,035
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,000,000		2,662,650
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.00	11/15/38	1,515,000		1,439,462
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,385,000		3,118,905
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	2,500,000		2,968,075
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	1,000,000		950,180
Minnesota--1.9%

Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000		3,436,920
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000		80,275
Mississippi--3.0%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	3,500,000		3,485,615
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Project)	5.38	12/1/35	2,000,000		1,933,700
New Jersey--4.6%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000		2,103,700
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,500,000	d	1,664,595
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	2,500,000	d	2,619,175
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,500,000		1,970,025
New Mexico--1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,064,800
New York--11.6%
Barclays Capital Municipal Trust
Receipts (Series 11 B) (New
York City Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	7,996,797	a,b	8,706,637
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	1,500,000	d	1,802,025
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,435,000		1,632,743
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	1,500,000		1,604,805
RIB Floater Trust (Barclays Bank
PLC) (Series 16 U) (New York
City Municipal Water Finance
Authority, Water and Sewer

System Second General
Resolution Revenue	5.00	6/15/44	7,400,000	a,b	7,580,338
North Carolina--2.8%
Barclays Capital Municipal Trust
Receipts (Series 31 W) (North
Carolina Medical Care
Commission, Health Care
Facilities Revenue (Duke
University Health System))	5.00	6/1/42	5,000,000	a,b	5,043,450
Ohio--2.2%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,508,775
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	600,000		651,042
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000		1,916,720
Pennsylvania--2.6%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		902,630
JPMorgan Chase Putters/Drivers
Trust (Series 3916) (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	2,000,000	a,b	2,021,420
Philadelphia,
GO	6.50	8/1/41	1,750,000		1,917,177
Rhode Island--1.1%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000		1,965,240
South Carolina--7.0%
JPMorgan Chase Putters/Drivers
Trust (Series 4379) (South
Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper))	5.13	6/1/37	4,800,000	a,b	4,839,936
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.50	1/1/38	3,000,000		3,212,490
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	6.38	5/15/30	3,750,000		4,728,900
Tennessee--1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
(Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue)	5.00	7/1/21	2,000,000	a,b	2,095,520

Texas--13.5%
Barclays Capital Municipal Trust
Receipts (Series 39 W) (Texas
A&M University System Board of
Regents, Financing System
Revenue)	5.00	5/15/39	5,000,000	a,b,d	5,183,700
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/25	1,300,000		1,380,509
JPMorgan Chase Putters/Drivers
Trust (Series 4356) (San
Antonio, Electric and Gas
Systems Junior Lien Revenue)	5.00	2/1/21	6,300,000	a,b	6,485,157
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	d	2,383,178
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	d	1,486,800
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	2,000,000	d	1,832,580
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,685,000		1,788,341
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000		4,182,680
Virginia--.9%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	1,555,000		1,728,693
Washington--4.7%
Barclays Capital Municipal Trust
Receipts (Series 27 B) (King
County, Sewer Revenue)	5.00	1/1/29	2,999,037	a,b	3,247,137
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,990,000	c	3,642,418
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000		1,674,075
West Virginia--.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000		962,080
Wyoming--1.2%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000		2,135,320
U.S. Related--8.6%

Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000	1,552,275
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	1,550,000	958,644
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,000,000	668,730
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,300,000	885,989
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000	701,860
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,945,000	1,192,363
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	5,400,000	3,438,720
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	937,695
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	950,000	573,049
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	697,090
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,500,000	4,110,370
Total Investments (cost $276,902,830)			154.2%	282,478,996
Liabilities, Less Cash and Receivables			(19.1%)	(35,011,970)
Preferred Stock, at redemption value			(35.1%)	(64,300,000)
Net Assets Applicable to Common Shareholders			100.0%	183,167,026

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $107,414,815 or 58.6% of net assets applicable to Common Shareholders
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d At December 31, 2013, the fund had $51,743,428 or 28.2% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

At December 31, 2013, net unrealized appreciation on investments was $5,576,166 of which $13,996,975 related to appreciated investment securities and $8,420,809 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	282,478,996	-	282,478,996

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)